Asset Retirement Obligations	12 Months Ended
Dec. 31, 2013
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligations
15.	ASSET RETIREMENT OBLIGATIONS

The Group has numerous asset removal obligations that it is required to perform under law or contract once an asset is permanently taken out of service. The main part of these obligations is not expected to be paid for many years, and will be funded from general Group resources at the time of removal. The Group’s asset retirement obligations primarily relate to its steel and mining production facilities with related landfills and dump areas and its mines.

The following table presents the movements in asset retirement obligations for the years ended December 31, 2013, 2012 and 2011:

	2013	2012	2011
Asset retirement obligation at beginning of year	48,720	41,772	52,606
Liabilities incurred in the current year	17,509	—	—
Liabilities disposed in the current year	(677)	—	—
Liabilities settled in the current year	(2,216)	(1,957)	(4,551)
Accretion expense	5,014	4,369	5,897
Revision in estimated cash flow	(5,787)	2,352	(10,779)
Translation difference	(3,427)	2,184	(1,401)

Asset retirement obligation at end of year	59,136	48,720	41,772

Liabilities incurred during the year ended December 31, 2013 are mainly represented by the obligations arising from development of the Elga coal deposit in the amount of $17,509.

Revision in estimated cash flow represented the effect of the changes resulting from the management revisions to the timing and/or the amounts of the original estimates, and is recorded through an increase or decrease in the value of the underlying non-current assets. The effects of revisions in estimated cash flows relate mainly to continuous refinement of future asset removal activities and restoration costs at SKCC, SUNP and Yakutugol during the year ended December 31, 2013, at SKCC and Yakutugol during the year ended December 31, 2012, at Izhstal and Yakutugol during the year ended December 31, 2011 as assessed by the Group with the help of independent environmental engineers.